NATURE OF BUSINESS AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Policies)	6 Months Ended	12 Months Ended
	Sep. 30, 2019	Mar. 31, 2019
Nature of Business [Policy Text Block]

Nature of Business

The Alkaline Water Company Inc. and its four wholly owned subsidiaries shall collectively be referred to as the “Company.” The Company offers retail consumers bottled alkaline water in 500-milliliter, 700-milliliter, 1-liter, 1.5 -liter, 3-liter and 1-gallon sizes, all of which is produced through an electrolysis process that uses specialized electronic cells coated with a variety of rare earth minerals to produce 8.8 pH drinking water without the use of any manmade chemicals. The Company also sells to retail customers flavor infused bottled water in the 500-milliliter size in four flavors: Raspberry, Watermelon, Lemon and Blood Orange.

Nature of Business

The company offers retail consumers bottled alkaline water in 500-milliliter, 700-milliliter, 1-liter, 1.5 -liter, 3-liter and 1-gallon sizes under the trade name Alkaline88® which is produced through an electrolysis process that uses specialized electronic cells coated with a variety of rare earth minerals to produce 8.8 pH drinking water without the use of any manmade chemicals.

Basis of presentation [Policy Text Block]

Basis of presentation

These unaudited financial statements represent the condensed consolidated financial statements of the Company. These unaudited condensed consolidated financial statements should be read in conjunction with the Company's  consolidated financial statements and the notes thereto as set forth in the Company's Form 10-K, filed with the SEC on July 1, 2019, which included all disclosures required by generally accepted accounting principles ("GAAP") In the opinion of management, these unaudited condensed consolidated financial statements contain all adjustments necessary to present fairly the Company's financial position on a consolidated basis and the consolidated results of operations, equity and cash flows for the interim periods presented. The results of operations for the three and six months ended September 30, 2019 and 2018 are not necessarily indicative of expected operating results for the full year. The information presented throughout the document as of and for the three and six months ended September 30, 2019 and 2018 is unaudited. The condensed consolidated balance sheet at March 31, 2019 has been derived from the audited financial statements at that date, but does not include all of the information and footnotes required by generally accepted accounting principles in the U.S. for complete financial statements.

Basis of presentation

The consolidated financial statements included herein, presented in accordance with United States generally accepted accounting principles and stated in U.S. dollars, have been prepared by the Company, pursuant to the rules and regulations of the Securities and Exchange Commission.

Principles of consolidation [Policy Text Block]

Principles of consolidation

The consolidated financial statements include the accounts of The Alkaline Water Company Inc. (a Nevada Corporation) and its four wholly owned subsidiaries: A88 Infused Beverage Division Inc. (a Nevada Corporation), A88 International, Inc. (a Nevada Corporation), A88 Infused Products Inc. (a Nevada Corporation), and Alkaline 88, LLC (an Arizona Limited Liability Company).

All significant intercompany balances and transactions have been eliminated. Any reference herein to “The Alkaline Water Company Inc.”, the “Company”, “we”, “our” or “us” is intended to mean The Alkaline Water Company Inc., including the subsidiaries indicated above, unless otherwise indicated.

Principles of consolidation

The consolidated financial statements include the accounts of The Alkaline Water Company Inc. (a Nevada Corporation) and its wholly owned subsidiaries: A88 Infused Beverage Division, Inc. (a Nevada Corporation), A88 International, Inc. (a Nevada Corporation), and Alkaline 88, LLC (an Arizona Limited Liability Company).

All significant intercompany balances and transactions have been eliminated. The Alkaline Water Company Inc., A88 Infused Beverage Division, Inc., A88 International, Inc., and Alkaline 88, LLC will be collectively referred herein to as the “Company”. Any reference herein to “The Alkaline Water Company Inc.”, the “Company”, “we”, “our” or “us” is intended to mean The Alkaline Water Company Inc., including the subsidiaries indicated above, unless otherwise indicated.

Use of Estimates [Policy Text Block]

Use of Estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ significantly from those estimates.

Use of Estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ significantly from those estimates.

Cash and Cash Equivalents [Policy Text Block]

Cash and Cash Equivalents

The Company considers all highly liquid instruments with an original maturity of three months or less to be considered cash equivalents. The carrying value of these investments approximates fair value. As of the balance sheet date and periodically throughout the period, the Company has maintained balances in various operating accounts in excess of federally insured limits. The Company had $6,870,906 and $11,032,451 in cash at September 30, 2019 and March 31, 2019, respectively.

Cash and Cash Equivalents

The Company considers all highly liquid instruments with an original maturity of three months or less to be considered cash equivalents. The carrying value of these investments approximates fair value. As of the balance sheet date and periodically throughout the period, the Company has maintained balances in various operating accounts in excess of federally insured limits. The Company had $11,032,451 and $988,905 in cash and cash equivalents at March 31, 2019 and March 31, 2018, respectively.

Accounts Receivable and Allowance for Doubtful Accounts [Policy Text Block]

Accounts Receivable and Allowance for Doubtful Accounts

The Company generally does not require collateral, and the majority of its trade receivables are unsecured. The carrying amount for accounts receivable approximates fair value.

Accounts receivable consisted of the following as of September 30, 2019 and March 31, 2019:

	September 30, 2019 (unaudited)	March 31, 2019
Trade receivables, net	$4,333,766	$3,142,580
Less: Allowance for doubtful accounts	(40,000)	(40,000)
Accrual for 2% 10 days discount	(37,688)	(34,399)
Net accounts receivable	$4,256,078	$3,068,181

Accounts receivable are periodically evaluated for collectability based on past credit history with clients. Provisions for losses on accounts receivable are determined on the basis of loss experience, known and inherent risk in the account balance and current economic conditions. The accounts receivable balance is pledged as collateral for the Company's revolving financing as disclosed in Note 3.

Accounts Receivable and Allowance for Doubtful Accounts

The Company generally does not require collateral, and the majority of its trade receivables are unsecured. The carrying amount for accounts receivable approximates fair value.

Accounts receivable consisted of the following as of March 31, 2019 and 2018:

	2019	2018
Trade receivables, net	$3,142,580	$2,667,010
Less: Allowance for doubtful accounts	(40,000)	(40,000)
Accrual for 2% 10 days discount	(34,399)	(27,915)
Net accounts receivable	$3,068,181	$2,599,095

Accounts receivable are periodically evaluated for collectability based on past credit history with clients. Provisions for losses on accounts receivable are determined on the basis of loss experience, known and inherent risk in the account balance and current economic conditions. The accounts receivable balance is pledged as collateral for the Company’s revolving financing as disclosed in Note 4.

Inventory [Policy Text Block]

Inventory

Inventory represents raw materials and finished goods valued at the lower of cost or market with cost determined using the weight average method which approximates first-in first-out method, and with market defined as the lower of replacement cost or realizable value. The inventory balance is pledged as collateral for the Company's revolving financing as disclosed in Note 3.

As of September 30, 2019 and March 31, 2019, inventory consisted of the following:

	September 30, 2019	March 31, 2019
	(unaudited)
Raw materials	$1,036,547	$1,066,105
Finished goods	758,698	991,907
Total inventory	$1,795,245	$2,058,012

Inventory

Inventory represents raw materials and finished goods valued at the lower of cost or market with cost determined using the weight average method which approximates first-in first-out method, and with market defined as the lower of replacement cost or realizable value. The inventory balance is pledged as collateral for the Company’s revolving financing as disclosed in Note 4.

As of March 31, 2019 and 2018, inventory consisted of the following:
	2019	2018
Raw materials	$1,066,105	$766,556
Finished goods	991,907	235,464
Total inventory	$2,058,012	$1,002,020

Property and Equipment [Policy Text Block]

Property and Equipment

The Company records all property and equipment at cost less accumulated depreciation. Improvements are capitalized while repairs and maintenance costs are expensed as incurred. Depreciation is calculated using the straight-line (half-life convention) method over the estimated useful life of the assets, which the Company has determined to be 3 years.

Property and Equipment

The Company records all property and equipment at cost less accumulated depreciation. Improvements are capitalized while repairs and maintenance costs are expensed as incurred. Depreciation is calculated using the straight-line (half-life convention) method over the estimated useful life of the assets or the lease term, whichever is shorter. The Company originally estimated the useful life of water production equipment as 5 years. During the year ended March 31, 2019, the company reevaluated the useful life of its water production equipment as the machinery began to wear out sooner than originally expected over a 3 year period due to an increase in revenue. The Company recorded this change and recorded the adjusted depreciation in fiscal 2019; the effect of which was not material.

Stock-Based Compensation [Policy Text Block]

Stock-Based Compensation

The Company accounts for stock-based compensation in accordance with Accounting Standards Codification ("ASC") 718. Stock-based compensation is measured at the grant date, based on the fair value of the award, and is recognized as expense over the requisite service period. The Company estimates the fair value of stock-based payments using the Black-Scholes option-pricing model for common stock options and warrants and the closing price of the Company's common stock for common share issuances.

Stock-Based Compensation

The Company accounts for stock-based compensation is in accordance with Accounting Standards Codification (“ASC”) 718. Stock-based compensation is measured at the grant date, based on the fair value of the award, and is recognized as expense over the requisite service period.. The Company estimates the fair value of stock-based payments using the Black-Scholes option-pricing model for common stock options and warrants and the closing price of the Company’s common stock for common share issuances.

Advertising [Policy Text Block]		Advertising Advertising costs are charged to operations when incurred. Advertising expenses for the years ended March 31, 2019 and 2018 were $374,500 and $479,524 respectively
Revenue Recognition [Policy Text Block]

Revenue Recognition

The Company recognizes revenue per ASC 606. The Company recognizes revenue when the Company's performance obligations are satisfied. The Company's primary obligation (the distribution and sale of beverage products) is satisfied upon the delivery of products to the Company's customers, which is also when control is transferred. The Company does not accept returns due to the nature of the product. However, the Company will provide credit to our customers for damaged goods. The Company provides credit to its customers which typically require payment within 30 days. As an incentive to pay early the Company also typically provides a 2% discount if the customer pays within 10 days. The Company estimates the amount of the discount that the customer is likely to take and recognizes it as variable consideration. The amounts are not considered material. After evaluating the revenue disclosure requirements the Company does not believe that any revenues are required to be disaggregated.

Revenue consists of the gross sales price, less variable consideration, consisting of estimated allowances for which provisions are made at the time of sale, and less certain other discounts, allowances, and rebates that are accounted for as a reduction from gross revenue. Shipping and handling charges that are billed to customers are included as a component of revenue. Costs incurred by the Company for shipping and handling charges are included in selling expenses and amounted to $1,496,708 and $1,376,967 for the three months ended September 30, 2019 and 2018, respectively and $2,928,163 and $2,900,243 for the six months ended September 30, 2019 and 2018, respectively.

Revenue Recognition

We recognize revenue when our performance obligations are satisfied. Our primary performance obligation (the distribution and sale of beverage products) is satisfied upon the delivery of products to our customers, which is also when control is transferred. The Company does not accept returns due to the nature of the product. However, the Company will provide credit to our customers for damaged goods. The Company provides credit to its customers which typically requires payment within 30 days. As an incentive to pay early the Company also typically provides a 2% discount if the customer pays within 10 days. The Company estimates the amount of the discount that the customer is likely to take and records it as reduction in revenue. The amounts are not considered material.  After evaluating the revenue disclosure requirements the Company does not believe that it needs to disaggregate revenues.

Revenue consists of the gross sales price, less estimated allowances for which provisions are made at the time of sale, and less certain other discounts, allowances, and rebates that are accounted for as a reduction from gross revenue. Shipping and handling charges that are billed to customers are included as a component of revenue. Costs incurred by the Company for shipping and handling charges are included in selling expenses and amounted to $5,393,253 and $2,664,931 for the years ended March 31, 2019 and 2018, respectively.

Concentration Risks [Policy Text Block]

Concentration Risks

We have 2 major customers that together account for 41% (23% and 18%, respectively) of accounts receivable at September 30, 2019, and 2 customers that together account for 41% (24% and 17%, respectively) of the total revenues earned for the three months and six months ended September 30, 2019. The Company has 2 vendors that accounts for 43% (24% and 19% respectively) of purchases for the three months ended September 30, 2019 and 3 vendors that accounted for 54% (23%, 20% and 11% respectively) of purchases for the six months ended September 30, 2019.

We had 2 major customers that together accounted for 33% (17% and 16%, respectively) of accounts receivable at September 30, 2018. The Company has 2 customers that together accounted for 40% (24% and 16%, respectively) of the total revenues earned for the three months ended September 30, 2018 and 2 customers that together accounted for 41% (22% and 19% respectively) of the total revenues earned for the six months ended September 30, 2018. The Company has 3 vendors that accounts for 58% (33%, 13%, and 12% respectively) of purchases for the three months ended September 30, 2018 and 3 vendors that accounted for 58% (35%, 12% and 11% respectively) of purchases for the six months ended September 30, 2018.

Concentration Risks

We have 2 major customers that together account for 46% (28% and 18%, respectively) of accounts receivable at March 31, 2019, and 2 customers that together account for 43% (25% and 18%, respectively) of the total revenues earned for the year ended March 31, 2019.The Company has 2 vendors that accounted for 50% (34%, and 16% respectively) of purchases for the year ended March 31, 2019.

Income Taxes [Policy Text Block]

Income Taxes

The Company uses an estimated annual effective tax rate method in computing its interim tax provision. This effective tax rate is based on forecasted annual pre-tax income (loss), permanent tax differences and statutory tax rates. Deferred income taxes are recognized for differences between the basis of assets and liabilities for financial statement and income tax purposes. The differences relate principally to net operating loss carryforwards. Deferred tax assets and liabilities represent the future tax consequence for those differences, which will either be taxable or deductible when the assets and liabilities are recovered or settled. Valuation allowances are established when necessary to reduce deferred tax assets to the amount expected to be realized.

Income Taxes

In accordance with ASC 740 “Accounting for Income Taxes”, the provision for income taxes is computed using the asset and liability method. Under the asset and liability method, deferred income tax assets and liabilities are determined based on the differences between the financial reporting and tax bases of assets and liabilities and are measured using the currently enacted tax rates and laws. A valuation allowance is provided for the amount of deferred tax assets that, based on available evidence, are not expected to be realized.

Basic and Diluted Loss Per Share [Policy Text Block]

Basic and Diluted Loss Per Share

Basic and diluted earnings or loss per share ("EPS") amounts in the consolidated financial statements are computed in accordance ASC 260- 10 "Earnings per Share", which establishes the requirements for presenting EPS. Basic EPS is based on the weighted average number of common shares outstanding. Diluted EPS is based on the weighted average number of common shares outstanding and dilutive common stock equivalents. Basic EPS is computed by dividing net income or loss available to common stockholders (numerator) by the weighted average number of common shares outstanding (denominator) during the period. Potentially dilutive securities were excluded from the calculation of diluted loss per share, because their effect would be anti-dilutive.

The Company had 493,144 and 1,738,216 shares relating to options, 422,821 and 3,203,303 shares relating to warrants and 1.5 million convertible preferred shares at September 30, 2019 and 2018, respectively that were not included in the diluted earnings per share calculation because they were antidilutive.

Basic and Diluted Loss Per Share

Basic and diluted earnings or loss per share (“EPS”) amounts in the consolidated financial statements are computed in accordance ASC 260– 10 “Earnings per Share”, which establishes the requirements for presenting EPS. Basic EPS is based on the weighted average number of common shares outstanding. Diluted EPS is based on the weighted average number of common shares outstanding and dilutive common stock equivalents. Basic EPS is computed by dividing net income or loss available to common stockholders (numerator) by the weighted average number of common shares outstanding (denominator) during the period. Potentially dilutive securities were excluded from the calculation of diluted loss per share, because their effect would be anti-dilutive.

The Company had 1,236,510 and no shares relating to options, 3,190,479 and 887,348 shares relating to warrants and 1.5 million convertible preferred shares at March 31, 2019 and 2018, respectively that were not included in the diluted earnings per share calculation because they were antidilutive.

Business Segments [Policy Text Block]	Business Segments The Company operates on one segment in one geographic location - the United States of America and; therefore, segment information is not presented.	Business Segments The Company operates on one segment in one geographic location - the United States of America and; therefore, segment information is not presented.
Fair Value of Financial Instruments [Policy Text Block]

Fair Value of Financial Instruments

The carrying amounts of the Company's financial instruments including accounts payable, accrued expenses, and notes payable approximate fair value due to the relative short period for maturity of these instruments.

The Company does not use derivative financial instruments to hedge exposures to cash-flow, market or foreign-currency risks.

Authoritative guidance defines fair value as the price that would be received to sell an asset or paid to transfer a liability (an exit price) in an orderly transaction between market participants at the measurement date. The guidance establishes a hierarchy for inputs used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs by requiring that the most observable inputs be used when available. Observable inputs are inputs that market participants would use in pricing the asset or liability, developed based on market data obtained from sources independent of the Company. Unobservable inputs are inputs that reflect the company's assumptions of what market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The hierarchy is broken down into three levels based on reliability of the inputs as follows:

Level 1: Observable inputs such as quoted prices in active markets;

Level 2: Inputs, other than the quoted prices in active markets, that are observable either directly or indirectly; and

Level 3: Unobservable inputs in which there is little or no market data, which require the reporting entity to develop its own assumptions.

As of September 30, 2019 and 2018, the Company did not have any financial instruments that are measured on a recurring basis as Level 1, 2 or 3.

Fair Value of Financial Instruments

The carrying amounts of the company’s financial instruments including accounts payable, accrued expenses, and notes payable approximate fair value due to the relative short period for maturity these instruments.

The company does not use derivative financial instruments to hedge exposures to cash-flow, market or foreign-currency risks.

Authoritative guidance defines fair value as the price that would be received to sell an asset or paid to transfer a liability (an exit price) in an orderly transaction between market participants at the measurement date. The guidance establishes a hierarchy for inputs used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs by requiring that the most observable inputs be used when available. Observable inputs are inputs that market participants would use in pricing the asset or liability, developed based on market data obtained from sources independent of the company. Unobservable inputs are inputs that reflect the company’s assumptions of what market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The hierarchy is broken down into three levels based on reliability of the inputs as follows:

Level 1: Observable inputs such as quoted prices in active markets;

Level 2: Inputs, other than the quoted prices in active markets, that are observable either directly or indirectly; and

Level 3: Unobservable inputs in which there is little or no market data, which require the reporting entity to develop its own assumptions.

As of March 31, 2019 and 2018, the company did not have any financial instruments that are measured on a recurring basis as Level 1, 2 or 3.

Reclassification [Policy Text Block]		Reclassification Certain accounts in the prior period were reclassified to conform to the current period financial statements presentation.
Recent Accounting Pronouncements [Policy Text Block]

Recent Accounting Pronouncements

Recently Adopted Standards. The following recently issued accounting standards were adopted during fiscal year 2020:

In February 2016, the FASB issued ASU No. 2016-02, Leases (Topic 842). The new guidance requires lessees to recognize a right-of-use asset and a lease liability for virtually all leases, other than leases with a term of 12 months or less, and to provide additional disclosures about leasing arrangements. The Company adopted this standard as of April 1, 2019, the first day of its 2020 fiscal year, using the modified retrospective approach the impact of which was not material. The Company, as of September 30, 2019 has a right of use asset of $84,832 and an operating lease liability of $98,095 as a result of the adoption of this standard.

On April 1, 2019 the Company was required to adopt new guidance for non-employee stock options as set forth in ASC 718.  Previously the Company recorded stock compensation expense on each annual vesting date which was determined to be the measurement date and valued each tranche of vested options.  Under the new guidance the Company determined the value of all of the options on April 1, 2019, the inception date which became the new measurement date and calculated what the straight line amortization would be by period.  As a result the Company recorded stock option expense in the amount of $1,266,345 in the six months ended September 30, 2019.

Standards Required to be Adopted in Future Years.

In June 2016, the FASB issued ASU 2016-13, Financial Instruments - Credit Losses (Topic 326): Measurement of Credit Losses on Financial Instruments. ASU 2016-13 amends the guidance on the impairment of financial instruments. This update adds an impairment model (known as the current expected credit losses model) that is based on expected losses rather than incurred losses. Under the new guidance, an entity recognizes, as an allowance, its estimate of expected credit losses. In November 2018, ASU 2016-13 was amended by ASU 2018-19, Codification Improvements to Topic 326, Financial Instruments - Credit Losses. ASU 2018-19 changes the effective date of the credit loss standards (ASU 2016-13) to fiscal years beginning after December 15, 2019, including interim periods within those fiscal years. Further, the ASU clarifies that operating lease receivables are not within the scope of ASC 326-20 and should instead be accounted for under the new leasing standard, ASC 842. The Company does not believe that the impact of adopting this standard will have a material effect on its financial statements.

The Company has evaluated other recent accounting pronouncements through September 30, 2019 and believes that none of them will have a material effect on our consolidated financial statements.

Recent Accounting Pronouncements

Recently Adopted Standards. The following recently issued accounting standards were adopted during fiscal year 2019:

In May 2014, the FASB issued ASU No. 2014-09, Revenue from Contracts with Customers, which supersedes nearly all existing revenue recognition standards under U.S. GAAP. The new standard provides a five-step process for recognizing revenue that depicts the transfer of promised goods or services to customers in an amount that reflects the consideration to which the entity expects to be entitled in exchange for those goods or services. The Company adopted this ASU using the full retrospective method effective April 1, 2018. The impact of adoption of this ASU was immaterial and, accordingly, there were no changes to the previously issued financial statements for the year ended March 31, 2018.

In August 2016, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2016-15, Statement of Cash Flows, Classification of Certain Cash Receipts and Cash Payments. The new standard is intended to reduce diversity in practice in how certain cash receipts and cash payments are classified in the statements of cash flows and must be adopted retrospectively for each prior reporting period presented upon initial adoption. ASU 2016-15 was adopted effective April 1, 2018 and did not have a material impact on the Company’s consolidated financial statements for the years ended March 31, 2018 and 2019 . Accordingly, there were no transactions that required retrospective adjustments in the consolidated statements of cash flows for the year ended March 31, 2018.

In May 2017, the FASB issued ASU No. 2017-09, Compensation—Stock Compensation: Scope of Modification Accounting, which provides clarification on when modification accounting should be used for changes to the terms or conditions of a share-based payment award. This standard does not change the accounting for modifications of share-based payment awards but clarifies that modification accounting guidance should only be applied if there is a change to the value, vesting conditions, or award classification and would not be required if the changes are considered non-substantive. This standard was adopted by the Company in the first quarter of fiscal 2019 and did not have a material impact on its consolidated financial statements.

Standards Required to be Adopted in Future Years.

In June 2016, the FASB issued ASU 2016-13, Financial Instruments - Credit Losses (Topic 326): Measurement of Credit Losses on Financial Instruments. ASU 2016-13 amends the guidance on the impairment of financial instruments. This update adds an impairment model (known as the current expected credit losses model) that is based on expected losses rather than incurred losses. Under the new guidance, an entity recognizes, as an allowance, its estimate of expected credit losses. In November 2018, ASU 2016-13 was amended by ASU 2018-19, Codification Improvements to Topic 326, Financial Instruments – Credit Losses. ASU 2018-19 changes the effective date of the credit loss standards (ASU 2016-13) to fiscal years beginning after December 15, 2021, including interim periods within those fiscal years. Further, the ASU clarifies that operating lease receivables are not within the scope of ASC 326-20 and should instead be accounted for under the new leasing standard, ASC 842. The Company does not believe that the impact of adopting this standard will have a material effect on its financial statements .

     In February 2016, the FASB issued ASU No. 2016-02, Leases (Topic 842). The new guidance will require lessees to recognize a right-of-use asset and a lease liability for virtually all leases, other than leases with a term of 12 months or less, and to provide additional disclosures about leasing arrangements. The Company will adopt this standard as of April 1, 2019, the first day of its 2020 fiscal year, using the modified retrospective approach. The Company will elect an optional practical expedient to retain its current classification of leases, and as a result, anticipates that the initial impact of adopting this new standard on its consolidated statement of operations and consolidated statement of cash flows will result in a lease liability of approximately $140,000 and a right of use asset of approximately $124,000. The Company’s undiscounted minimum lease commitments under its operating leases are disclosed in Note 9.

The Company has evaluated other recent accounting pronouncements through June 2019 and believes that none of them will have a material effect on our consolidated financial statements.